Net (loss)/income per Share	12 Months Ended
Dec. 31, 2018
Net (loss)/income per Share
Net (loss)/income per Share

23. Net (loss)/income per Share

The following table sets forth the basic and diluted net (loss)/income per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to Secoo Holding Limited	(44,453)	134,056	151,833
Accretion to redeemable non-controlling interest redemption value	(164)	(798)	—
Accretion to preferred share redemption value	(595,742)	(202,679)	—
Numerator for basic and diluted net (loss)/income per share calculation	(640,359)	(69,421)	151,833
Denominator:
Weighted average number of ordinary shares	7,189,933	12,500,821	25,235,404
Denominator for basic net loss/income per share calculation	7,189,933	12,500,821	25,235,404
Adjustment for diluted options	—	—	947,518
Denominator for diluted net loss/income per share calculation	7,189,933	12,500,821	26,182,922
Net (loss)/income per ordinary share
— Basic	(89.06)	(5.55)	6.02
— Diluted	(89.06)	(5.55)	5.80

The potentially dilutive securities that have not been included in the calculation of diluted net (loss)/income per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended
	December 31,
	2016	2017	2018
Restricted shares and stock options	733,756	1,094,413	—
Redeemable Convertible Preferred Shares	12,735,807	—	—
Convertible note and warrant	—	—	6,980,769